Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 28, 2014
Subsequent Event [Line Items]
Income tax payable period	3 years
Minimum [Member]
Subsequent Event [Line Items]
Tax expense	$ 25
Maximum [Member]
Subsequent Event [Line Items]
Tax expense	$ 30